Operating Lease	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Operating Lease

Note 9 - Operating Lease

The Company is obligated under an operating lease primarily for its offices. The lease requires the Company to pay insurance, utilities, and shared maintenance costs in addition to the monthly rent of $3,733. A refundable security deposit of $5,000 was also required as part of the lease. The lease expires in May, 2019 and has a one year renewal option. Total rent expense under the lease was $26,609 and $5,973 for the periods ended June 30, 2018 and December 31, 2017, respectively. The future minimum annual commitments under this operating lease are $37,333 through June 30, 2019.